Preferred Stock (Schedule of Equity Units) (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Unit [Line Items]
Issuance costs				$ 28
Corporate units stock purchase contract liability payments	$ 44	$ 85	$ 83
Stock Purchase Contract Liability		44
Series A Preferred Stock
Capital Unit [Line Items]
Interest expense	7
Preferred Stock
Capital Unit [Line Items]
Issuance costs				14
Recorded dividend	$ 12	$ 28	$ 28
Dividends per share	$ 7.292	$ 17.5	$ 17.5
Common Stock
Capital Unit [Line Items]
Issuance costs				$ 14